787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

February 7, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Balanced Capital Fund, Inc.
(File No. 2-49007 and File No. 811-2405)

Ladies and Gentlemen:

On behalf of BlackRock Balanced Capital Fund, Inc. and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus for BlackRock Balanced Capital Fund, Inc. (the “Fund”). The purpose of the filing is to submit the 497 filing filed on January 31, 2014 in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at 212-728-8865.

Very truly yours,

/s/ Ryan P. Brizek
Ryan P. Brizek

Enclosures

cc:	Ben Archibald, Esq., BlackRock Advisors, LLC